Principal Life Insurance Company Separate Account B

Supplement dated November 1, 2018 to
the Statutory Prospectus dated May 1, 2018 for
Principal Pivot Series Variable AnnuitySM
(as supplemented on June 21, 2018, June 29, 2018 and August 30, 2018)

This supplement updates information contained in the Statutory Prospectus for the variable annuity contract referenced above. Please retain this supplement for future reference.

GLOSSARY
Delete the information for the term “inactive contract status” and replace with the following:
inactive contract status - this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Flexible Pension Builder Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.

SUMMARY
Under the Deferred Income Transfers section, delete the first sentence and replace with the following:
If your contract includes the Flexible Pension Builder Rider (f/k/a Deferred Income Rider), you may make deferred income transfers.

Under the Deferred Income Transfers section, delete the last sentence and replace with the following:
See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) for additional information.

Under Surrenders, delete the last bullet point and replace with the following:

•	deferred income transfers are not subject to surrender charges (See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER)).

Delete the section for Deferred Income Rider and replace with the following:
Flexible Pension Builder Rider (f/k/a Deferred Income Rider)
The Flexible Pension Builder Rider can provide you with a stream of income payments that will start at a date in the future that you select. Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered after the 10 day cancellation period; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
The Flexible Pension Builder Rider is automatically issued at no additional cost when:

•	the owner and annuitant are the same (except for a non-natural owner);

•	the Contract does not have joint owners and/or joint annuitants; and

•	for qualified contracts, the issue age is less than 67.
See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) for additional information.

Under Contract Termination, delete references to Deferred Income Rider and replace with Flexible Pension Builder Rider.

1. THE CONTRACT
Under Premium Payments, delete the last bullet point and replace with the following:

•
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract unless you have the Flexible Pension Builder Rider and have made deferred income transfers. See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) and 7. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

Under Accumulated Value, delete the last sentence in the last paragraph and replace with the following:
However, if deferred income transfers have been made, see 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER).

3. TRANSFERS AND SURRENDERS
Under Deferred Income Transfers, delete the first sentence and replace with the following:
If your contract includes the Flexible Pension Builder Rider, you may make deferred income transfers to purchase deferred income payments.

Under Deferred Income Transfers, delete the last sentence and replace with the following:
See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) for additional information.

Under Surrenders, delete the heading Total Surrender with Deferred Income Rider and replace with Total Surrender with Flexible Pension Builder Rider.

Under Surrenders, delete the sixth bullet point and replace with the following:

•
You may surrender the Contract accumulated value at any time before the annuitization date. Except for the Flexible Pension Builder Rider and its benefits, all other Contract provisions will then change to inactive contract status.  Any deferred income payments will be paid according to the deferred income payment option and frequency you selected. If the Contract changes to inactive contract status during the deferred income transfer 10 day cancellation period and you elect to cancel that deferred income transfer, the Contract will return to active status. See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER) for additional information.

Under Surrenders, delete the heading Total Surrender without Deferred Income Rider and replace with Total Surrender without Flexible Pension Builder Rider.

4. DEFERRED INCOME RIDER
Delete the heading 4. DEFERRED INCOME RIDER and replace with 4. FLEXIBLE PENSION BUILDER RIDER f/k/a DEFERRED INCOME RIDER.
Delete Deferred Income Builder Rider in the first sentence and replace with Flexible Pension Builder Rider.
Delete Deferred Income Builder Rider in the fifth paragraph and replace with Flexible Pension Builder Rider.
Delete the heading Deferred Income Builder Rider Terms and replace with Flexible Pension Builder Rider Terms.
Delete the definition for deferred income death benefit and replace with the following:
deferred income death benefit - death benefit payable under the Flexible Pension Builder Rider if death occurs prior to the income start date. This death benefit equals the total of deferred income transfers made unless the Roll-up Death Benefit (f/k/a Annual Increase Death Benefit) is elected. If you elect the Roll-up Death Benefit, each deferred income transfer is accumulated at the annual interest rate you elect at the time of the first deferred income transfer. Interest is credited on a daily basis and compounded annually. Interest is credited starting on the date of each deferred income transfer and stops accruing on the date of death.

In the inactive contract status definition, delete Deferred Income Rider and replace with Flexible Pension Builder Rider.
Under Deferred Income Transfers, delete Deferred Income Builder Rider in the first sentence and replace with Flexible Pension Builder Rider.
In the Inactive Contract Status section, delete all references to Deferred Income Builder Rider and replace with Flexible Pension Builder Rider.
In the Deferred Income Payment Options section, add the following paragraph:
FIXED PERIOD INCOME: Beginning on the income start date, we will pay the deferred income payment for the term of the fixed period, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period.
Delete the heading Death Provisions of the Deferred Income Rider and replace with Death Provisions of the Flexible Pension Builder Rider.

5. THE ANNUITIZATION PERIOD
Under Full Annuitization, delete the third sentence and replace with the following:
The Contract would then be canceled unless deferred income transfers have been made (see 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER)).

6. DEATH BENEFIT
Delete the last sentence in the first paragraph and replace with the following:
If you have a Flexible Pension Builder Rider and have made at least one deferred income transfer, your death benefits will differ. For more information, see 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER).
Under Payment of Death Benefit, delete the last sentence of the last paragraph and replace with the following:
However, if deferred income transfers have been made, see 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER).

Under Return of Premium Death Benefit, delete the Note paragraph and replace with the following:
NOTE: If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER)), this amount will impact the above death benefit similar to premium payments.
Under the Annual Step-Up Death Benefit, delete the Note paragraph and replace with the following:
NOTE: If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER)), this amount will impact the above death benefit similar to premium payments.

7. ADDITIONAL INFORMATION ABOUT THE CONTRACT
Under Change of Owner or Annuitant, delete the last paragraph and replace with the following:
If you have the Flexible Pension Builder Rider and deferred income transfers have been made, the annuitant may not be changed. See 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER).
Under Contract Termination, delete the third sentence and replace with the following:
However, if deferred income transfers have been made, see 4. FLEXIBLE PENSION BUILDER RIDER (f/k/a DEFERRED INCOME RIDER).

12. TABLE OF CONTENTS OF THE SAI
Delete Deferred Income Disclosure and replace with Flexible Pension Builder Disclosure.